SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
SEGMENT INFORMATION
Number of principal reportable business segments | item	3
Revenues and gross profit generated from each segment
Net revenues	$ 3,467,626	$ 2,960,627	$ 1,654,356
Cost of revenues	2,890,856	2,379,633	1,378,661
Gross profit	576,770	580,994	275,695
Operating segment | Module
Revenues and gross profit generated from each segment
Net revenues	2,672,689	2,034,626	1,483,751
Cost of revenues	2,277,904	1,721,474	1,298,949
Gross profit	394,785	313,152	184,802
Operating segment | Energy development
Revenues and gross profit generated from each segment
Net revenues	947,188	1,210,036	322,927
Cost of revenues	760,283	929,741	233,159
Gross profit	186,905	280,295	89,768
Operating segment | Electricity generation
Revenues and gross profit generated from each segment
Net revenues	32,059	2,863	1,327
Cost of revenues	18,668	2,020	564
Gross profit	13,391	843	763
Eliminations
Revenues and gross profit generated from each segment
Net revenues	(184,310)	(286,898)	(153,649)
Cost of revenues	(165,999)	(273,602)	(154,011)
Gross profit	$ (18,311)	$ (13,296)	$ 362